DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

Delaware Global Value Fund
(the "Fund")

Supplement to the Fund's Class A* Class B* Class C* Class R* Prospectus
dated March 28, 2008

In connection with the assumption of portfolio management responsibilities by Zoë A. Neale, Edward A. "Ned" Gray, CFA, and Todd A. Bassion, CFA, for the Fund's domestic equity segment, the Fund's performance will be measured against a new benchmark that the investment manager believes is a more accurate benchmark of the Fund's investments. The Fund's current benchmark is the MSCI All Country World Index. The Fund's performance will now be measured against the MSCI World Index. This change became effective at the close of business on March 31, 2008.

The following replaces the last line of the table entitled, "Average annual returns for periods ending 12/31/07" in the section entitled, "How has Global Value Fund performed?" on page 13 of the Fund's Prospectus:

MSCI World Index*** (net)	9.04%	16.96%	7.00%
MSCI ACW (All Country World) Index (net)	11.66%	18.24%	7.12%

The following replaces the first paragraph under the table entitled, "Average annual returns for periods ending 12/31/07" in the section entitled, "How has Delaware Global Value Fund performed?" on page 13:

The Fund's returns above are compared to the performance of the MSCI World Index (net) and the MSCI ACW Index (net). The MSCI World Index (net) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed markets. As of June 2007, the MSCI World Index consisted of 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The MSCI ACW Index (net) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. As of June 2007, the MSCI ACW Index consisted of 48 country indices comprising 23 developed and 25 emerging market country indices. The developed market country indices are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging market country indices are Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The Indices returns reflect dividend reinvestment after deduction of withholding tax. You should remember that, unlike the Fund, the Indices are unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

The footnote below replaces the second footnote (**) regarding lifetime returns under the table entitled, "Average annual returns for periods ending 12/31/07" in the section entitled, "How has Delaware Global Value Fund performed?" on page 13:

** Lifetime returns are shown if the Fund or Class has existed for less than 10 years. The returns shown for Class A shares are for the 10-year period because the Class A shares commenced operations more than 10 years ago. The returns shown for Class B and Class C shares are for the lifetime period because the inception date for both Class B and Class C shares was September 28, 2001. The Index returns for the Class B and Class C lifetime period were 10.85% for the MSCI World Index and 12.08% for the MSCI ACW Index, respectively. The Indices report returns on a monthly basis as of the last day of the month. As a result, the Index return for Class B and Class C shares reflects the return from September 30, 2001 through December 31, 2007.

The footnote below (***) regarding the Fund's benchmark is hereby added as the third footnote under the table entitled, "Average annual returns for periods ending 12/31/07" in the section entitled, "How has Delaware Global Value Fund performed?" on page 13:

*** The MSCI World Index is replacing the MSCI ACW Index as the Fund's benchmark. The investment manager believes that the MSCI World Index is a more accurate benchmark of the Fund's investments. The MSCI ACW Index may be excluded from this comparison in the future.

These changes became effective at the close of business on March 31, 2008.

Please keep this Supplement for future reference.

This Supplement is dated April 1, 2008.

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

Delaware Global Value Fund
(the "Fund")

Supplement to the Fund's Institutional Class Prospectus
dated March 28, 2008

In connection with the assumption of portfolio management responsibilities by Zoë A. Neale, Edward A. "Ned" Gray, CFA, and Todd A. Bassion, CFA, for the Fund's domestic equity segment, the Fund's performance will be measured against a new benchmark that the investment manager believes is a more accurate benchmark of the Fund's investments. The Fund's current benchmark is the MSCI All Country World Index. The Fund's performance will now be measured against the MSCI World Index. This change became effective at the close of business on March 31, 2008.

The following replaces the last line of the table entitled, "Average annual returns for periods ending 12/31/07" in the section entitled, "How has Global Value Fund performed?" on page 12 of the Fund's Prospectus:

MSCI World Index* (net)	9.04%	16.96%	7.00%
MSCI ACW (All Country World) Index (net)	11.66%	18.24%	7.12%

The following replaces the first paragraph under the table entitled, "Average annual returns for periods ending 12/31/07" in the section entitled, "How has Delaware Global Value Fund performed?" on page 12:

The Fund's returns above are compared to the performance of the MSCI World Index (net) and the MSCI ACW Index (net). The MSCI World Index (net) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed markets. As of June 2007, the MSCI World Index consisted of 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The MSCI ACW Index (net) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. As of June 2007, the MSCI ACW Index consisted of 48 country indices comprising 23 developed and 25 emerging market country indices. The developed market country indices are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging market country indices are Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The Indices returns reflect dividend reinvestment after deduction of withholding tax. You should remember that, unlike the Fund, the Indices are unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

The footnote below (*) regarding the Fund's benchmark is hereby added as a footnote under the table entitled, "Average annual returns for periods ending 12/31/07" in the section entitled, "How has Delaware Global Value Fund performed?" on page 12:

* The MSCI World Index is replacing the MSCI ACW Index as the Fund's benchmark. The investment manager believes that the MSCI World Index is a more accurate benchmark of the Fund's investments. The MSCI ACW Index may be excluded from this comparison in the future.

These changes became effective as of the close of business on March 31, 2008.

Please keep this Supplement for future reference.

This Supplement is dated April 1, 2008.